Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details)			1 Months Ended	12 Months Ended
	Sep. 13, 2021 shares	Apr. 07, 2021 shares	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022 $ / shares shares	Sep. 15, 2021	Dec. 31, 2020 $ / shares shares
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Owned interest percentage				100.00%	100.00%	100.00%
Number of shares sold	2,500,000
Directly owned interest percentage				54.50%
Preferred stock, shares authorized				10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred stock shares issued				0			0
Preferred stock shares outstanding				0			0
Common stock, number of votes per share				1
Class A Common Stock [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Number of shares sold	1,666,667	30,000,000	14,942,643
Common stock shares outstanding			14,942,643
Common stock, shares authorized				900,000,000	900,000,000		900,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Class B Common Stock [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Common stock shares outstanding			14,942,643
Common stock, shares authorized				190,000,000	190,000,000		190,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Total Controlling Interests [Member] | Opco [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Owned interest percentage				54.50%	67.40%
Redeemable Noncontrolling Interests [Member] | Opco [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Noncontrolling interest percentage				45.50%	32.60%
Nonredeemable Noncontrolling Interests [Member] | Opco [Member]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity (Details) [Line Items]
Noncontrolling interest percentage				45.50%